Financial instruments - Fair value and risk management - Change in gross value used for calculating hedge ineffectiveness (Details) - Cash Flow Hedges - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ (1,020.9)	€ (541.5)	€ 228.3
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	(129.8)	356.7	(170.8)
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	(110.5)	210.6	131.0
Foreign currency risk | GBP currency swap
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	9.6	(5.4)
Interest rate risk | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	(1.4)	5.1	(3.8)
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in gross value used for calculating hedge ineffectiveness	€ (788.8)	€ (1,108.5)	€ 271.9